Capital Stock (Details) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Capital Stock [Abstract]
Balance		$ 23,654	$ 18,360
Balance, Shares		280,720	260,689
Options exercised	[1]		$ 4,358
Options exercised, Shares	[1]		18,471
Shares issued as compensation	[2]		$ 936
Shares issued as compensation, Shares	[2]		1,560
Shares issued on acquisition of SalvaRx Limited	[3]	$ 92,583
Shares issued on acquisition of SalvaRx Limited, Shares	[3]	805,070
Balance		$ 116,237	$ 23,654
Balance, Shares		1,085,790	280,720

[1]	During the year ended March 31, 2018, 18,471,026 options were exercised for an equal number of common shares at an average exercise price of $0.15 per share for gross proceeds of $2,725,654. In addition, $1,631,734 being the value of options exercised was transferred from option reserve to capital stock. Options exercised included 13,414,789 options exercised by the directors.
[2]	During the year ended March 31, 2018, 1,560,000 shares were issued under the Company's 2011 Consultant Stock Compensation Plan to six consultants including 1,390,000 to five directors, for services provided. The shares were valued at $936,000 based on the market price of the Company's common shares prevailing on the date of their issuance.
[3]	On January 8, 2019, the Company issued 805,070,067 common shares to acquire SalvaRx (see Note 10). The total consideration of $92,583,058 was based on the quoted market price of $0.115 per share on January 8, 2019.